Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: Initial Filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 12, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $310,442 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Laboratories	       COM		 002824100      120    2575 SH       SOLE		            2575
Acuity Brands Inc.             COM         00508Y102      206    8000 SH       SOLE                   8000
American International Group   COM         026874107    10718  161708 SH       SOLE                 110115         51868
Amgen                          COM         031162100      460    7445 SH       SOLE                   7445
Anheuser Busch Inc             COM         035229103      787   14943 SH       SOLE                  14943
BP PLC-Sponsored ADR           COM         055622104      288    5828 SH       SOLE                   5828
Becton Dickinson & Co.         COM         075887109    10578  257116 SH       SOLE                 170911         86755
Berkshire Hathaway Class B     COM         084670207    12625    4485 SH       SOLE                   2900          1594
Bristol Myers Squibb           COM         110122108      212    7425 SH       SOLE                   7425
Charter One Financial, Inc.    COM         160903100     9929  287372 SH       SOLE                 194322         93625
ChevronTexaco Corp             COM         166764100     8999  104172 SH       SOLE                  70812         33560
Children's Beverage Corp       COM         168904100        0   10400 SH       SOLE                  10400
Cisco Systems, Inc.            COM         17275R102      211    8705 SH       SOLE                   8705
Citigroup Inc                  COM         172967101    10587  218113 SH       SOLE                 148923         69615
Comcast Corp Cl A              COM         20030N101     6467  196809 SH       SOLE                 134944         62240
Costco Companies, Inc.         COM         22160K105     8252  221947 SH       SOLE                 156234         66113
Danaher Corporation            COM         235851102    13152  143343 SH       SOLE                  94217         49476
Devon Energy Corporation       COM         25179M103    11880  207482 SH       SOLE                 132325         75532
Diageo Plc ADR                 COM         25243Q205    10569  199953 SH       SOLE                 129273         71055
EQUITY INCOME FD UNIT 1ST EXCH COM         294700703      276    3300 SH       SOLE                                 3300
Eli Lilly Co Inc               COM         532457108      721   10243 SH       SOLE                  10243
Exxon Mobil Corporation        COM         30231G102     1319   32150 SH       SOLE                  25950          6200
First Data Corp.               COM         319963104    10238  249152 SH       SOLE                 170577         79075
Flextronics International LTD  COM         Y2573F102     6887  464227 SH       SOLE                 317707        147245
Galen Holdings                 COM         363240102    11262  216775 SH       SOLE                 144380         72820
General Dynamics Corp          COM         369550108    12005  132809 SH       SOLE                  86935         46149
General Electric               COM         369604103      750   24191 SH       SOLE                  22691          1500
Gold Reserve Inc.              COM         38068N108      439   90100 SH       SOLE                  90100
Guidant Corp.                  COM         401698105      300    4980 SH       SOLE                   4980
Home Depot                     COM         437076102      226    6380 SH       SOLE                   6380
ITT Industries                 COM         450911102      885   11922 SH       SOLE                  11922
Intel Corp.                    COM         458140100      603   18733 SH       SOLE                  17708          1025
International Business Machine COM         459200101      908    9797 SH       SOLE                   9797
Johnson & Johnson              COM         478160104    10424  201788 SH       SOLE                 137986         64227
Lee Enterprises                COM         523768109      358    8200 SH       SOLE                   8200
Liberty Media Corp-A           COM         530718105     9288  781178 SH       SOLE                 545003        237725
Lockheed Martin Corp           COM         539830109     5662  110150 SH       SOLE                  75638         34712
Merck                          COM         589331107      614   13283 SH       SOLE                  12283          1000
Microsoft Corp.                COM         594918104    11055  401553 SH       SOLE                 279378        122975
Mohawk Industries              COM         608190104      212    3000 SH       SOLE                   3000
Morgan Stanley, Dean Witter, D COM         617446448     9303  160759 SH       SOLE                 111609         49400
Nokia (A) Shares ADS           COM         654902204     9600  564703 SH       SOLE                 380741        185162
Pepsico                        COM         713448108     7998  171556 SH       SOLE                 119226         52605
Pfizer                         COM         717081103    11772  333196 SH       SOLE                 234916         98930
Procter & Gamble               COM         742718109      288    2887 SH       SOLE                   2887
Target Corp.                   COM         87612E106    11842  308398 SH       SOLE                 207408        101590
Viacom Inc Class B             COM         925524308     9282  209147 SH       SOLE                 142522         67025
Vodafone Group PLC NEW - Ordin COM         G93882101       41   16686 SH       SOLE                  16686
Vodafone Group PLC Sponsored A COM         92857W100     8775  350432 SH       SOLE                 208960        115008
Wal Mart-Stores                COM         931142103     1516   28576 SH       SOLE                  28576
Walgreen Co                    COM         931422109    10260  282034 SH       SOLE                 202781         79753
Waste Management Inc.          COM         94106L109    11069  373950 SH       SOLE                 256175        118525
Wells Fargo                    COM         949746101     9787  166185 SH       SOLE                 110585         55925
Willis Group Holdings LTD      COM         G96655108     8437  247627 SH       SOLE                 168590         79437